Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment	The following tables summarize segment financial information, which in total reconciles to the same data for the Company as a whole. The Company is not presenting comparable segment statements of operations for the years ended December 31, 2020 and 2019 because the Company did not consolidate Lima One during those periods.

(Dollars in Thousands)	Mortgage-Related Assets	Lima One	Corporate	Total
For the Year Ended December 31, 2021
Interest Income	$347,863	$14,249	$190	$362,302
Interest Expense	99,905	4,691	15,789	120,385
Net Interest Income	$247,958	$9,558	$(15,599)	$241,917
Provision for Credit Losses on Residential Whole Loans	$44,981	$(118)	$—	$44,863
Provision for Credit Losses on Other Assets	—	—	—	—
Net Interest Income after Provision for Credit Losses	$292,939	$9,440	$(15,599)	$286,780

Net mark-to-market and other net loss on residential whole loans measured at fair value	$(2,047)	$18,783	$—	$16,736
Net gain on derivatives used for risk management purposes	1,457	(31)	—	1,426
Net mark-to-market on securitized debt at fair value	14,594	433	—	15,027
Net gain on real estate owned	22,760	78	—	22,838
Gain on investment in Lima One common equity	—	—	38,933	38,933
Impairment and other gains and losses on securities available-for-sale and other assets	—	—	33,956	33,956
Lima One - origination, servicing and other fee income	—	22,600	—	22,600
Other (loss)/income, net	1,694	307	11,586	13,587
Total Other Loss, net	$38,458	$42,170	$84,475	$165,103

General and administrative expenses (including compensation)	$—	$24,140	$61,406	$85,546
Loan servicing, financing, and other related costs	25,250	436	5,181	30,867
Amortization of intangible assets	—	6,600	—	6,600
Net Loss	$306,147	$20,434	$2,289	$328,870

Less Preferred Stock Dividend Requirement	$—	$—	$32,875	$32,875
Net Loss Available to Common Stock and Participating Securities	$306,147	$20,434	$(30,586)	$295,995

(Dollars in Thousands)	Mortgage-Related Assets	Lima One	Corporate	Total
December 31, 2021
Total Assets	$7,567,084	$1,200,737	$371,867	$9,139,688